Home - http://www.davlinfunds.org/

The Davlin Philanthropic Fund is a socially conscious business with the mission of harvesting the power of mutual funds to create “sustainable giving”.  We believe that by creating a mutual fund where investors get all the returns and their favorite charities get a significant portion of the advisory fees, we have created a tool that can offer the average person the opportunity to make a significant difference.

With the Davlin Philanthropic Fund, you don’t need to be rich to a philanthropist.  Davlin Fund investors can make a 30, 40, or 50 year commitment to their favorite charities without sacrificing their savings or retirement nest egg.  So stop paying advisory fees to just the owners of the fund adviser and start paying them to your favorite charities.

Investors Receive:

•

The performance and structure of a diversified, S.E.C. registered, no-load mutual fund.

•

To retain ownership of their assets.

•

All the returns on the assets, less the normal fees.

Charities Receive:

•

A significant of the annual fees that normally get paid to the mutual fund management company.

The World Receives:

•

One more philanthropist.

Definition:

•

Philanthropy - The love of humanity.

 About - http://www.davlinfunds.org/about.html

Dear Investors,   Since the Davlin Philanthropic Fund is a unique investment creation, I thought it would be appropriate to address you personally, and explain how the Fund came into being.

My name is Bill Davlin, and this fund is the result of a need I’ve felt for some time.  Everyone in the financial sector believes in making money.  I do, too. Yet, I also believe we should make a difference in this world. Charitable giving often now seems an afterthought that takes place at the end of one’s life.  I think it should be one of our first thoughts: one that guides us throughout our lives.

Some years ago, I felt a nagging feeling that I wasn’t achieving everything that I wanted out of my life. It became clear that while I was successful in my personal and business life, I was underachieving in my commitment to society.  Like most Americans, I believe we all have a responsibility to make a lifelong commitment to the improvement of the world through volunteering and/or financial donations. Yet, with the time constraints of modern life, long hours at work and parenting; volunteering for extended periods of time didn’t seem possible. I came away from that self-assessment resolved to make more consistent and meaningful financial commitments to my favorite charities.  But where were the tools and financial vehicles needed to accomplish this?

Over time, I came to realize that while the capital markets continue to offer new investment vehicles on virtually a daily basis, the philanthropic world hadn’t fundamentally changed the structure of giving since the United Way started payroll deductions more than 50 years ago.  I decided to build a new financial vehicle that would create opportunities for philanthropy while generating competitive capital returns for investors.  The Davlin Philanthropic Fund is our first success in creating a product that meets an investor’s need to save for retirement, while at the same time fulfilling a commitment to make our world  a better place.

The Davlin Philanthropic Fund is the first SEC-registered, open-ended, no load mutual fund managed by a non-profiting investment advisor.  This allows Davlin Fund investors to receive all the normal returns from a mutual fund, while designating a significant portion of the advisory fees as donations to their favorite charities.  So, if your life is as hectic as mine and your commitment to your favorite charities is suffering because of it, we hope that the Davlin Fund can help. As the fund grows in size, my hope is that it can become a major force in charitable giving, paving the way for us to create additional funds with the same philanthropic goal.

What started as a personal desire to improve my own charitable giving has become a bold experiment in social and financial change. Please join us in making a lifelong commitment to improving our world through the financial support of human services, conservation and the cultural arts charities of your choice.

Sincerely yours,

William E. B. Davlin

Mission:

The mission of the Davlin Philanthropic Funds is to create successful mutual funds that empower individuals to become philanthropists by seeking to provide both superior performance and the option for "sustainable giving”.

About the Davlin Philanthropic Fund:

The Davlin Philanthropic Fund is a socially conscious business with the mission of harvesting the power of mutual funds to create “sustainable giving”.  We believe that by creating a mutual fund where the investors get all the returns and their favorite charities get most of the advisory fees, we have created a tool that can offer the average person the opportunity to make a significant difference.  With the Davlin Philanthropic Fund, you don’t need to be rich to be a philanthropist.  The Davlin Philanthropic Fund allows investors to make a 30, 40, or 50 year commitment to their favorite charities without sacrificing their savings or retirement nest egg.  So stop paying advisory fees just to the owners of the fund adviser and start paying them to your favorite charities.  The Fees work as follows:

•

The investment adviser (Davlin Fund Advisors) will be paid annually a fee of 1.00 percent of the Fund’s net assets to provide investment advice to the Fund and pay all of the Fund’s ordinary operating expenses.

•

Davlin Fund Advisors is committed to the philanthropic goals of the Davlin Fund and has agreed to waive all fees that would represent a profit to the Adviser so that they can be donated to charity.

•

The Davlin Fund will donate an amount equal to 0.50 percent of the Fund's net assets, plus 100 percent of the Adviser’s waived fees, to a 501(c)3 non-profit foundation, (the Davlin Foundation). On an annual basis, the Davlin Foundation will distribute the Fund’s donations to various charities with guidance from the Fund’s individual investors.

It is the Davlin Fund Advisors expectation that, as the Fund grows and the Adviser benefits from the economies of scale, the amount of the donations to charity will increase from 0.50 percent to, and perhaps exceeding, 1.00 percent of net Fund assets a year.  To put this in perspective, the average American donates an estimated 1.6% of taxable income a year.  With the Davlin Philanthropic Fund, we hope to provide investors with the tools needed to give away up to an additional 1.00% of assets.  Since assets are a much larger base than income, we hope to fundamentally change the amount that Americans give to charity.

In addition, the Davlin Philanthropic Fund runs a matching program.  As part of this program some of our investors, which we call Donation Matching Investors, allow their donations to be used to match other investor’s donations.  We refer to the amount of the match as the Matching Premium.  For example, a $2.00 Matching Premium means that for every $1.00 of donation created by our typical investor, our Donation Matching Investors will donate an additional $2.00.  Please keep in mind that this Matching Premium will change both up and down over time as the ratio between Donation Matching Investors and normal investors change with contributions and redemptions.  It is also worth noting that the Davlin Foundation Board of Directors will decide which charities will receive the matching funds.  To give you some idea, the March 2010 donation matches ranged from as little as $99.24 to as large as $1,735.25.  On the low side, there was a new investor that had only accrued $0.76 in donations for their charity, so the Board used matching funds to make it an even $100.00 donation.  On the larger side, the Board used matching funds to increase a $264.75 gift up to $2,000.00 for Hands Together for Haiti after 5 of its 7 schools were destroyed in the earthquake.  Most importantly, all of the individual charities that were chosen by our investors received matching donations.

Launched in July of 2008, the Davlin Philanthropic Fund is a diversified, SEC registered, open-end mutual fund investing primarily in US-based companies. The Fund seeks long term capital appreciation and emphasizes a value style of investing without regard to company size.  The Fund will be managed by Davlin Fund Advisors, a Registered Investment Adviser.  The Portfolio Manager, William E. B. Davlin, is responsible for supervising the Fund’s daily investment activities. Mr. Davlin has nineteen years experience in the financial world.  Mr. Davlin’s previous job was the chief financial officer of Burst Media Corporation.  Prior to that, Mr. Davlin was a research associate at the Royce Funds.  Mr. Davlin started his career as an analyst at the Equitable Financial Companies.  Mr. Davlin earned his MBA from Fordham University with Beta Gamma Sigma honors and BS in Mechanical Engineering from Lafayette College.

Notable Quotes:

“A life is not important except in the impact it has on other lives” - Jackie Robinson

“Philanthropy is almost the only virtue which is sufficiently appreciated by mankind.” -Henry David Thoreau

“No one would remember the Good Samaritan if he’d only had good intentions. He had money as well.”  - Margaret Thatcher

“For we must consider that we shall be as a city upon a hill. The eyes of all people are upon us.” - John Winthrop

“I expect to pass through this world but once. Any good therefore that I can do, or any kindness that I can show to any fellow creature, let me do it now. Let me not defer or neglect it, for I shall not pass this way again.” - Stephen Grellen

“No act of kindness, no matter how small, is ever wasted.” - Aesop   "Use philanthropy to make the transition from success to significance" - Unknown

Performance - http://www.davlinfunds.org/performance.html

The Davlin Philanthropic Fund Performance

Cusip Number: 23918P107

Ticker Symbol: N/A

Data as of (Date)

Price

Change

%Change Daily Performance

Davlin Philanthropic Fund

Russell 2000* S&P 500 Index*

Year to Date Performance

Davlin Philanthropic Fund

Russell 2000* S&P 500 Index*

History to Date Performance

Davlin Philanthropic Fund

Russell 2000* S&P 500 Index* Fund effective date June 11, 2008  * Return does not include reinvestment of dividends.

Past performance is not indicative of future performance. Investors should consider the investment objectives, risks, and charges and expenses of investing in the Fund carefully before investing. The Fund's Prospectus contains this and other information about the Fund. Prospectuses are available by clicking on the link above or by contacting us toll-free at 1-877-DAVLIN-8 or 1-877-328-5468. The Prospectus should be read carefully before investing

News & Commentary - http://www.davlinfunds.org/newscommentary.html

Press Releases:

   - April 19, 2010- 2010 Donations to Eighteen U.S. Charities     http://davlinfunds.org/April2010_PressRelease.pdf     - June 22, 2009 - Announces First Year Performance       http://davlinfunds.org/June2009_PressRelease.pdf      - May 18, 2009 - Announces First Annual Charitable Awards       http://davlinfunds.org/May2009_PressRelease.pdf

Newsletters:   - July 2010 Newsletter       http://hosted-p0.vresp.com/535051/5a7766bb79/ARCHIVE

 - March 2010 Newsletter       http://hosted.verticalresponse.com/535051/168d84a892/1502501675/8d9a7daf36/

  - November 2009 Newsletter       http://hosted.verticalresponse.com/535051/2ef675a74b/1502501675/8d9a7daf36/

In The News:      - December 25, 2009 - Picking philanthropy: Bill Davlin        http://www.davlinfunds.org/BBJArticleDec2009.pdf      - December 8, 2009 - Funding Good Causes        http://online.wsj.com/article/SB10001424052748704779704574553632895449734.html

Additional Information:      - January 2010- Background        http://www.davlinfunds.org/BackgroundJan2010.pdf    - Davlin Foundation Form 990        http:/www./davlinfunds.org/2010Form990.pdf

View our Archives here

Archives - http://www.davlinfunds.org/newsarchives.html

Press Releases:

    - July 21, 2008 - Launch Release

      http://davlinfunds.org/Launch_Press_Release_June_2008_Final.pdf

In The News:

    - September 1, 2008 - Investment News        http://www.investmentnews.com/apps/pbcs.dll/article?AID=2008309019995      - July 23, 2008 - The Chronicle of Philanthropy         http://philanthropy.com/news/prospecting/index.php?id=5256      - July 23, 2008 - Boston Business Journal        http://www.bizjournals.com/boston/stories/2008/07/21/daily27.html?surround=lfn

    - July 22, 2008 - Patriot Ledger (also appeared in the Waltham News-Tribune and Metro-West Daily News)        http://www.patriotledger.com/business/x2109422198/New-mutual-fund-has-charitable-approach

 How to Invest & Forms - http://www.davlinfunds.org/invest.html

Steps to Open an Account:  1. Please print and read the entire Prospectus and Application.  To download and view the Prospectus and Application, you must have previously installed a version of Adobe Acrobat Reader. Click below if you wish to download the most current version of Acrobat Reader.  This is a free download.  Link to Adobe Acrobat Reader

2. Mail completed application with check payable to Davlin Philanthropic Fund to:

Davlin Philanthropic Fund C/O Mutual Shareholder Services 8000 Town Centre Drive - Suite 400 Broadview Heights, OH 44147              Please note that the minimum required investments are:                          Regular Account Minimum: $2,500 Initial, $100 Subsequent IRAs Minimums:                    $1,500 Initial, $100 Subsequent

 Required Forms:  Prospectus  March 2010 Annual Report   General Application  IRA Application  IRA Transfer/Rollover  Change of Charitable Designation Form

IRA Disclosure Statement/Custodian Account Agreement

Approved Charities List  Application for the Approved Charities List   Statement of Additional Information  Archives

Past performance is not indicative of future performance. Investors should consider the investment objectives, risks, and charges and expenses of investing in the Fund carefully before investing.  The Fund's Prospectus contains this and other information about the Fund.  Prospectuses are available by clicking on the link above or by contacting us toll-free at 1-877-DAVLIN-8 or 1-877-328-5468.  The Prospectus should be read carefully before investing.

 Archives - http://www.davlinfunds.org/archives.html

Annual Reports:  March 2009 Annual Report   Semi-Annual Reports:

September 2009 Semi-Annual Report

September 2008 Semi-Annual Report

Approved Charities List - http://www.davlinfunds.org/approvedcharitieslist.html

Charity ID

 Name

 URL

At the Board's Discretion

100

CULTURE - EDUCATION - FORMAL - AFTER SCHOOL PROGRAMS, CONTINUING EDUCATION, ETC.

Specific charities to be chosen by the Trustees

101

CULTURE - EDUCATION - INFORMAL - MUSEUMS, ZOOS, LIBRARIES, HISTORIC PRESERVATION, ETC.

Specific charities to be chosen by the Trustees

102

CULTURE - ARTS - PERFORMING - MUSIC, DANCE, THEATRE, ETC.

Specific charities to be chosen by the Trustees

103

CULTURE - ARTS - VISUAL - PAINTING, SCULPTURE, CERAMICS, ETC.

Specific charities to be chosen by the Trustees

104

HUMAN SERVICES - FOOD & CLOTHING

Specific charities to be chosen by the Trustees

105

HUMAN SERVICES - SHELTER

Specific charities to be chosen by the Trustees

106

HUMAN SERVICES - HEALTH

Specific charities to be chosen by the Trustees

107

HUMAN SERVICES - DISABILITIES - MENTAL & PHYSICAL WELL-BEING

Specific charities to be chosen by the Trustees

108

HUMAN SERVICES - EMPLOYMENT

Specific charities to be chosen by the Trustees

109

ENVIRONMENT - CONSERVATION - HABITS, ANIMALS, ETC.

Specific charities to be chosen by the Trustees

110

ENVIRONMENT - CONSERVATION - QUALITY - CLIMATE, AIR WATER, TOXICS, ETC.

Specific charities to be chosen by the Trustees

111

Aaron Diamond AIDS Research Center

www.adarc.org

112

Academy for Educational Development

www.aed.org

113

ACCION International

www.accion.org

114

Action Against Hunger

www.actionagainsthunger.org

430

Action in Community Through Service

www.actspwc.org

115

Actors' Fund of America

www.actorsfund.org

116

Adventist Development and Relief Agency International

www.adra.org

117

African Wildlife Foundation

www.awf.org

118

ALS Association

www.als.org

119

Alzheimer's Association

www.alz.org

120

America Cares

www.americacares.org

121

American Academy of Arts & Sciences

www.amacad.org

483

American Architectural Foundation

www.archfoundation.org/

122

American Association for the Advancement of Science

www.aaas.org

414

American Association of Museums

www.aam-us.org

471

American Bird Conservancy

www.abcbirds.org/

123

American Diabetes Association

www.diabetes.org

124

American Farm School

www.americanfarmschool.org

472

American Forests

www.americanforests.org

125

American Heart Association

www.americanheart.org

423

American Hospice Foundation

www.americanhospice.org

126

American Kidney Fund

www.kidneyfund.org

127

American Lung Association

www.lungusa.org

128

American Museum of Natural History

www.amnh.org

129

American Philosophical Society

www.amphilsoc.org

130

American Red Cross

www.redcross.org/

131

American Society for the Prevention of Cruelty to Animals

www.aspca.org

132

American-Nicaraguan Foundation

www.aidnicaragua.org

133

America's Promise Alliance

www.americaspromise.org

416

Angel Flight East

www.angelflighteast.org

490

Angel Flight Mid-Atlantic

www.angelflightmidatlantic.org/

135

Angel Flight New England

www.angelflightne.org

444

Aplastic Anemia and MDS International Foundation

www.aamds.org

463

APVA Preservation Virginia

www.apva.org

443

Arlington Free Clinic

www.arlingtonfreeclinic.org

136

Army Emergency Relief

www.aerhq.org

137

Art Institute of Chicago

www.artic.edu

138

Arthritis Foundation

www.arthritis.org

139

Arts & Business Council of Greater Boston

www.artsandbusinesscouncil.org

413

Arts & Business Council of New York

www.artsandbusiness-ny.org/

438

Asthma and Allergy Foundation of America

www.aafa.org

492

Becker College

www.becker.edu

140

BELL Foundation

www.bellnational.org

496

Belmont Hill School

www.belmonthill.org

485

Best Buddies

www.bestbuddiesma.org

141

Big Brother Big Sisters of America

www.bbbs.org

142

Big Brother Big Sisters of Mass Bay

www.bbbsmb.org

143

Birthday Wishes

www.birthdaywishes.org

144

Books For Africa

www.booksforafrica.org

145

Boston Athenaeum

www.bostonathenaeum.org

146

Boston Center for Arts

www.bcaonline.org

147

Boston Children's Museum

www.bostonchildrensmuseum.org

148

Boston Early Music Festival

www.bemf.org

259

Boston Harbor Island Alliance

www.islandalliance.org

497

Boston University

www.bu.edu

495

Bostonian Society (The)

www.bostonhistory.org

149

Bottom Line

www.bottomline.org

150

Boy Scouts of America

www.scouting.org

151

Boys and Girls Club of America

www.bgca.org

152

Boys and Girls Clubs of Boston

www.bgcb.org

153

Brain Injury Association USA

www.biausa.org

451

Brainfood

www.brain-food.org

154

Brandywine Conservancy

www.brandywineconservancy.org

155

Breast Cancer Research Foundation

www.bcrfcure.org

156

Brooklyn Botanic Garden

www.bbg.org

157

Brother's Brother Foundation

www.brothersbrother.org

158

Cantata Singers

www.cantatasingers.org

159

Cape & Islands Gay & Straight Youth Alliance

www.cigsya.org

470

Capitol Hill Arts Workshop

www.chaw.org

160

CARE

www.care.org

429

Carpenter's Shelter

www.carpentersshelter.org

161

Carter Center

www.cartercenter.org

162

Catalogue for Philanthropy

www.catalogueforphilanthropy.org

163

Catholic Healthcare West

www.chwhealth.org

164

Catholic Medical Mission Board

www.cmmb.org

165

Catskill Center

www.catskillcenter.org

166

Catskill Mountain Foundation

www.catskillmountain.org

167

Cedars-Sinai Medical Center

www.csmc.edu

452

Center for Adoption Support and Education

www.adoptionsupport.org

168

Central Park Conservancy

www.centralparknyc.org

445

Central Virginia Foodbank

www.cvfb.org

169

Charles River Watershed Association

www.crwa.org

170

Chicago Botanic Garden

www.chicagobotanic.org

171

Children International

www.children.org

172

Children's Aid Society

www.childrensaidsociety.org

173

Children's Healthcare of Atlanta Foundation

www.choa.org

174

Children's Hospital - Aurora, CO

www.thechildrenshospital.org

175

Children's Hospital of Boston

www.childrenshospital.org

176

Children's Hospital of Los Angeles

www.childrenshospitalla.org

177

Children's Hospital of Philadelphia

www.chop.edu

178

Children's Hunger Fund

www.childrenshungerfund.org

179

Children's Memorial Hospital - Chicago

www.childrensmemorial.org

462

Children's Museum of Richmond

www.c-mor.org

180

Children's Network International

vwww.childrensnetworkinternational.org

181

Children's Scholarship Fund

www.scholarshipfund.org

182

Christian Children's Fund

www.christianchildrensfund.org

183

Christian Foundation for Children & Aging

www.cfcausa.org

184

Church World Service

www.churchworldservice.org

185

Cincinnati Children's Hospital Medical Center

www.cincinnatichildrens.org

186

City of Hope

www.cityofhope.org

187

City Year

www.cityyear.org

188

Citymeals-on-Wheels

www.citymeals.org

189

CITYSPROUTS

www.citysprouts.org

458

Civil War Preservation Trust

www.civilwar.org

191

CLARKE School for the Deaf/Center for Oral Education

www.clarkeschool.org

192

Cleveland Clinic Foundation

www.clevelandclinic.org

193

Cleveland Housing Network

www.chnnet.com

194

Coalition for Buzzards Bay

www.savebuzzardsbay.org

465

College Summit

www.collegesummit.org

464

Communities in Schools National Office

www.cisnet.org

195

Community FoodBank of New Jersey

www.njfoodbank.org

196

Community Music Center of Boston

www.cmcb.org

197

Compassion International

www.compassion.com

198

Concord Museum

www.concordmuseum.org

199

Conservation Fund

www.conservationfund.org

200

Conservation International

www.conservation.org

201

Convoy of Hope

www.convoyofhope.org

202

Covenant House

www.covenanthouse.org

203

CURE International

www.helpcurenow.org

446

CureSearch National Childhood Cancer Foundation

www.curesearch.org

204

Cystic Fibrosis Foundation

www.cff.org

425

D.C. Central Kitchen

www.dccentralkitchen.org

205

Dana-Farber Cancer Institute

www.dana-farber.org

469

Dance Place

www.danceplace.org

206

Dave Thomas Foundation for Adoption

www.davethomasfoundation.org

467

DC Youth Orchestra Program

www.dcyop.org

494

Deaf Welcome Foundation

www.deafwelcome.org

207

Denver Art Museum

www.denverartmuseum.org

208

Diabetes Research Institute Foundation

www.diabetesresearch.org

209

Direct Relief International

www.directrelief.org

210

Disabled American Veterans

www.dav.org

437

DKT International

www.dktinternational.org

211

Doctors Without Borders USA

www.doctorswithoutborders.org

433

Doorways for Women and Families

www.doorwaysVA.org

493

Dream House for Medically Fragile Children, Inc.

www.dreamhouseforkids.org

212

Dress for Success Worldwide

www.dressforsuccess.org

213

Ducks Unlimited

www.ducks.org

214

Earthwatch Institute

www.earthwatch.org

215

Easter Seals

www.easterseals.com

216

Elizabeth Stone House

www.elizabethstonehouse.org

481

Environmental Film Festival in the Nation's Capital

www.dcenvironmentalfilmfest.org/

374

Eric Carle Museum of Picture Book Art

www.picturebookart.org

217

Father Flanagan's Boys Town

www.boystown.org

218

Feed the Children

www.feedthechildren.org

134

Feeding America

http://feedingamerica.org/

219

FIRST

www.usfirst.org

220

First Book

www.firstbook.org

221

Fisher House Foundation, Inc.

www.fisherhouse.org

473

Fauna & Flora International

www.fauna-flora.org

222

Florida School Choice Fund dba Florida PRIDE

www.floridapride.org

434

Food & Friends

www.foodandfriends.org

223

Food Allergy & Anaphylaxis Network

www.foodallergy.org

224

Food Bank For New York City

www.foodbanknyc.org

225

Food For the Poor

www.foodforthepoor.org

226

Foundation for the National Institutes of Health

www.fnih.org

227

Free Library of Philadelphia

www.freelibrary.org

478

FreshFarm Markets

www.freshfarmmarkets.org

228

From the Top

www.fromthetop.org

431

Fuel Fund of Maryland

www.fuelfundmaryland.org

229

Gifts In kind International

www.giftsinkind.org

230

Girl Scouts of America

www.girlscouts.org

231

Girls Incorporated

www.girlsinc.org

232

Give Kids The World Trust, Inc

www.gktw.org

233

Gleaning For The World

www.gftw.org

234

Global Impact

www.charity.org

235

Goodwill

www.goodwill.org

236

Greater Baton Rouge Food Bank

www.brfoodbank.org

237

Greater Boston Youth Symphony

www.bysoweb.org

238

Greater Chicago Food Depository

www.chicagosfoodbank.org

239

Habitat for Humanity

www.habitatforhumanity.org

409

Hands Together for Haiti

www.handstogether.org

240

Harwich Junior Theatre

www.hjtcapecod.org

241

Heart to Heart International

www.hearttoheart.org

242

Heifer Project International

www.heifer.org

243

Help Hospitalized Veterans

www.hhv.org

244

Horizons for Homeless Children

www.horizonsforhomelesschildren.org

435

House of Ruth, Washington, D.C.

www.houseofruth.org

245

Houston Food Bank

www.houstonfoodbank.org

246

Huntington Library, Art Collections, and Botanical Gardens

www.huntington.org

247

Hyde Square Task Force

www.hydesquare.org

248

Indian Hill Music

www.indianhillmusic.org

249

Infante Sano

www.infantesano.org

250

Institute of International Education

www.iie.org

251

Interchurch Medical Assistance

www.imaworldheath.org

252

International Aid

www.internationalaid.org

253

International AIDS Vaccine Initiative

www.iavi.org

254

International Medical Corps

www.imcworldwide.org

255

International Medical Equipment Collaborative

www.imecamerica.org

256

International Relief Teams

www.irteams.org

257

International Rescue Committee

www.theirc.org

453

Iona Senior Services

www.iona.org

258

Isabella Stewart Gardner Museum

www.gardnermuseum.org

491

Ixtatan Foundation

www.ixtatan.org

260

JA Worldwide

www.ja.org

499

Jacob's Pillow Dance Festival, Inc.

www.jacobspillow.org/

432

Jewish Foundation for Group Homes

www.jfgh.org

261

Jimmy Fund - Dana-Farber Cancer Institute

www.jimmyfund.org

459

John F. Kennedy Center for the Performing Arts

www.kennedy-center.org

263

Jose Mateo's Ballet Theater

www.ballettheatre.org

264

Jumpstart - Northeast

www.jstart.org

265

Junior Achievement Worldwide

www.ja.org

266

Juvenille Diabetes Research Foundation

www.jdrf.org

267

KCET/Community Television of Southern California

www.KCET.org

268

Key Program

www.key.org

269

Kids In Distressed Situations, Inc.

www.kidsdonations.org

270

Kidstokids

www.kidstokids.org

271

Kingsway Charities

www.kingbf.org

272

La Jolla Playhouse

www.lajollaplayhouse.org

474

Land Trust Alliance

www.landtrustalliance.org

273

Leukemia & Lymphoma Society

www.leukemia-lymphoma.org

274

Lighthouse for the Blind

www.lhb.org

275

Lincoln Center for Performing Arts

www.lincolncenter.org

276

Lloyd Center for the Environment

www.lloydcenter.org

277

Local Initiatives Support Corp.

www.lisc.org

278

Los Angeles Opera

www.losangelesopera.com

279

Lyric Opera of Chicago

www.lyricopera.org

280

Make-A-Wish Foundation

www.wish.org

281

MAP International

www.map.org

282

March of Dimes Birth Defects Foundation

www.marchofdimes.com

283

Marine Corps Scholarship Foundation

www.mcsf.com

284

Marine Toys for Tots Foundation

www.toysfortots.org

285

Maryland Food Bank

www.mdfoodbank.org

286

MASS MoCA

www.massmoca.org

287

Massachsetts Audubon Society

www.massaudubon.org

288

Massachusetts Society for Prevention for Cruelty to Children

www.MSPCC.org

289

MassRecycle

www.massrecycle.org

290

Matthew 25 Ministries

www.m25m.org

461

Maymont Foundation

www.maymont.org

291

Medical Missions For Children

www.mmfc.org

292

Medical Teams International

www.medicalteams.org

436

Melwood

www.melwood.org

293

Memial Sloan-Kettering Cancer Center

www.mskcc.org

294

Memphis Zoo

www.memphiszoo.org

295

Mercy Corps

www.mercycorps.org

296

Metropolitan Museum of Art

www.metmuseum.org

297

Metropolitan Opera Association

www.metoperafamily.org

298

Minnesota Orchestra

www.minnesotaorchestra.org

299

Minnesota Public Radio

http://minnesota.publicradio.org

300

Multi - Service Center

www.multiservicecenter.org

301

Muscluar Dystrophy Association

www.mda.org

302

Museum of Fine Arts, Boston

www.mfa.org

303

Museum of Fine Arts, Houston

www.mfah.org

304

Museum of Modern Art, New York

www.moma.org

305

National Academy of Sciences

www.nas.edu

420

National Alliance to End Homelessness

www.endhomelessness.org/

306

National Audubon Society

www.audubon.org

307

National Cancer Coalition

www.nationalcancercoalition.org

415

National Center for Family Literacy

www.famlit.org

427

National Council on Aging

www.ncoa.org

426

National Federation of the Blind

www.nfb.org

308

National Foundation for Cancer Research

www.nfcr.org

457

National Gallery of Art

www.nga.gov

309

National Marine Life Center

www.nmlc.org

310

National Military Family Association, Inc.

www.nmfa.org

311

National Multiple Sclerosis Society

www.nationalmssociety.org

312

National Multiple Sclerosis Society, Central New England Chapter

http://mam.nationalmssociety.org

442

National Prostate Cancer Coalition

www.zerocancer.org

313

National Public Radio

www.npr.org

475

National Recycling Coalition

www.nrc-recycle.org

314

National Sept. 11th Memorial & Museum

www.national911memorial.org

315

National Trust for Historical Preservation in the US

www.preservationnation.org

486

Tuberous Sclerosis Alliance

www.tsalliance.org

316

National Wildlife Federation

www.nwf.org

424

Nat'l Campaign to Prevent Teen and Unplanned Pregancy

www.thenationalcampaign.org/

317

Nature Conservancy

www.nature.org

318

Navy-Marine Corps Relief Society

www.nmcrs.org

319

Nelson-Atkins Museum of Art

www.nelson-atkins.org

320

Nemours Foundation

www.nemours.org

321

Nevada Cancer Institute

www.nevadacancerinstitute.org

322

New England Aquarium

www.neaq.org

323

New England Forestry Foundation

www.newenglandforestry.org

324

New England Wild Flower Society at Garden in the Woods

www.newfs.org

418

New Jersey Blind Citizens Association

www.njbca.org

325

New York Historical Society

www.nyhistory.org

326

New York Public Library

www.nypl.org

327

New York-Presbyterian Hospital

www.nyp.org

328

Newark Museum

www.newarkmuseum.org

329

Newseum

www.newseum.org

330

North Shore - LIJ Health System Foundation

www.northshorelij.com

412

Northern Illinios Food Bank

www.northernilfoodbank.org

331

Operation Blessing International

www.ob.org

332

Operation USA

www.opusa.org

466

Orphan Foundation of America

http://orphan.org/index.php

333

Oxfam America

www.oxfamamerica.org

334

Paralyzed Veterans of America

www.pva.org

500

Parmenter VNA & Community Care, Inc.

www.parmenter.org/

441

Parkinson's Action Network

www.parkinsonsaction.org

335

Partners In Health

www.pih.org

336

PATH- Program for Appropriate Technology in Health

www.path.org

337

Pathfinder International

www.pathfind.org

338

Peabody Essex Museum

www.pem.org

410

Peace Games National Office

www.peacegames.org

339

PetSmart Charities

www.petsmartcharities.org

340

Pew Charitable Trust

www.pewtrusts.org

341

Philadelphia Museum of Art

www.philamuseum.org

477

Piedmont Environmental Council

www.pecva.org

422

Points of Light Foundation

www.pointsoflight.org

342

Political Asylum/Immigration Representation Project

www.pairproject.org

479

Potomac Conservancy

www.potomac.org

343

Preservation Massachusetts

www.preservationmass.org

344

Project Hope - People to People Health Foundation

www.projecthope.org

345

Public Broadcasting Service

www.pbs.org

375

Public Theatre/ Shakespeare Festival

www.publictheater.org

447

Pulmonary Hypertension Association

www.phassociation.org

346

Rady Children's Hospital - San Diego

www.chsd.org

476

Rails to Trails Conservancy

www.railstotrails.org

347

Raw Art Works

www.rawart.org

348

REACH Beyond Domestic Violence

www.reachma.org

349

Reach Out and Read

www.reachoutandread.org

450

Red Wiggler Community Farm

www.redwiggler.org

482

Richmond SPCA

www.richmondspca.org

460

Richmond Symphony

www.richmondsymphony.com

350

Robert W. Woodruff Arts Center

www.woodruffcenter.org

351

Robin Hood Foundation

www.robinhood.org

352

Roger Williams Zoo

www.rwzoo.org

353

Romanian Children's Relief

www.rcr.org

354

Rotary Foundation

www.rotary.org

448

Sacred Heart Center

www.shcrichmond.org

355

Salvation Army

www.salvationarmy.org

356

San Francisco Opera Association

www.sfopera.com

357

San Francisco Symphony

www.sfsymphony.org

358

Save the Bay (Narragansett Bay)

www.savebay.org

359

Save The Children

www.savethechildren.org

360

Save the Harbor/Save the Bay (Boston)

www.savetheharbor.org

361

Scholarship America

www.scholarshipamerica.org

362

Shriners Hospitals for Children

www.shrinershq.org

363

Smile Train

www.smiletrain.org

364

Smithsonian Institute

www.si.edu

421

SOME

www.some.org

365

SpeakEasy Stage Company

www.speakeasystage.com

366

Special Olympics

www.specialolympics.org

367

Special Operations Warrior Foundation

www.specialops.org

439

Spina Bifida Association

www.spinabifidaassociation.org

368

Spread the Bread

www.spreadthebread.org

369

St. Mary's Food Bank Alliance

www.firstfoodbank.org

370

Sudbury Valley Trustees

www.sudburyvalleytrustees.org

371

Susan G. Komen for the Cure

www.cms.komen.org

372

Teach For America Development Office

www.teachforamerica.org

373

Teen Empowerment

www.teenempowerment.org

456

Thomas Jefferson Foundation

www.monticello.org

376

Toxics Action Center

https://www.oursecureserver.org/toxicsaction/index.htm

501

Trinity College

www.trincoll.edu/

377

Trust for Public Land

www.tpl.org

378

Trustees of Reservations

www.thetrustees.org

379

Unicef

www.unicefusa.org

380

Union Rescue Mission

www.urm.org

381

United Cerebral Palsy

www.ucp.org

382

United Nations Foundation

www.unfoundation.org

383

United Negro College Fund

www.uncf.org

384

United Service Organization

www.uso.org

385

United States Golf Association

www.usga.org

386

United Way of America

www.supportunitedway.org

498

University of Pittsburgh

www.pitt.edu

387

University of Pittsburgh Medical Center

www.upmc.com

388

University of Texas/ Anderson Cancer Center

www.mdanderson.org

389

USS Constitution Museum

www.ussconstitutionmuseum.org

390

Van Andel Institute

www.vai.org

391

Veteran Homestead

www.veteranhomestead.org

417

VHL Family Alliance

www.VHL.org

455

Virginia Historical Society

www.vahistorical.org/

484

Virginia Military Institute

www.vmi.edu

392

Volunteers of America

www.voa.org

411

VSA Arts

www.vsarts.org

480

Washington Parks and People

www.washingtonparks.net

393

WBUR FM

www.wbur.org

440

Wellness Community

www.wellnesscommunitydc.org/

488

WERS

www.wers.org

394

WETA/Greater Washington Educational Telecom. Assoc.

www.weta.org

395

WGBH Educational Foundation

www.wgbh.org

396

Whale Center of New England

www.whalecenter.org

397

Wildlife Conservation Society

www.wcs.org

449

William Byrd Community House

www.wbch.org

398

William J. Clinton Foundation

www.clintonfoundation.org

399

WNET/ Educational Broadscasting Corporation

www.thirteen.org

419

WNRN

www.wnrn.org

468

Woolly Mammoth Theatre Company

www.woollymammoth.net

454

Work, Achievement, Values, & Education

www.waveinc.org

400

World Emergency Relief

www.wer-us.org

401

World Vision

www.worldvision.org

402

World Wildlife Fund

www.worldwildlife.org

489

WRNI

www.wrni.org

487

WUMB

www.wumb.org

403

Year Up

www.yearup.org

404

YMCA

www.ymca.net

405

YouthBuild USA

www.youthbuild.org

406

YWCA of the USA

www.ywca.org

428

Zero to Three

www.zerotothree.org

407

Zoological Society of San Diego

www.sandiegozoo.org

408

Zumix

www.zumix.org

The TEAM - http://www.davlinfunds.org/Team.html

William E. B. Davlin, Founder  Bill was graduated with a BS in Mechanical Engineering from Lafayette College in 1988, and earned his MBA in Finance from Fordham University in 1994. Bill began his career in finance in a training program at the The Equitable Financial Companies and then moved on to become a financial analyst. When the opportunity came along to join the Royce Funds family of small cap value mutual funds in the fall of 1992, Bill took it. Starting as an analyst, Bill later managed a sub-portfolio for the firm. Bill was then recruited to join Burst Media, an internet startup, as CFO, where he helped lead the company to a successful IPO on the AIM in London in 2006. Bill then began working on his professional dream – a way to combine his love of stock picking with a strong interest in Philanthropy, leading to the launch of the Davlin Philanthropic Fund in June, 2008.

H. Fairfax Ayres, III  Fax was graduated with a BA in History from Northwestern University in 1988. After working in Alaska for six years, three of them as a bush pilot, he went on to earn his MBA from the Darden Graduate School of Business at the University of Virginia in 1996. Fax then joined the Royce Funds as an analyst, later managing a sub-portfolio for the firm. Presented with the opportunity to return to Charlottesville, VA, Fax took the CFO position at the Thomas Jefferson Foundation (Monticello). In addition to his work at the fund, he and his wife own and operate Splendora’s, an authentic Italian gelateria and espresso bar in Charlottesville.

For more information on the rest of our team, visit one of the links below:  Davlin Philanthropic Fund Board of Directors  Accounting and Administration

Davlin Philanthropic Fund Board of Directors - http://www.davlinfunds.org/DPFBoardofDirectors.html

William E. B. Davlin, President  Bill was graduated with a BS in Mechanical Engineering from Lafayette College in 1988, and earned his MBA in Finance from Fordham University in 1994. Bill began his career in finance in a training program at the The Equitable Financial Companies and then moved on to become a financial analyst. When the opportunity came along to join the Royce Funds family of small cap value mutual funds in the fall of 1992, Bill took it. Starting as an analyst, Bill later managed a sub-portfolio for the firm. Bill was then recruited to join Burst Media, an internet startup, as CFO, where he helped lead the company to a successful IPO on the AIM in London in 2006. Bill then began working on his professional dream – a way to combine his love of stock picking with a strong interest in Philanthropy, leading to the launch of the Davlin Philanthropic Fund in June, 2008.  James F. Dwinell, III  Mr. Dwinell is a Director at the Cambridge Trust Company, where his 47 year career began as a management trainee and culminated in his position as President and CEO. Mr. Dwinell’s philanthropic accomplishments rival his banking background – he has served  as a Trustee of the Mt. Auburn Hospital, the Mt. Auburn Foundation,  the Plimoth Plantation, the Belmont Hill School, Harvard Magazine, Cambridge Mental Health, the Cambridge Day Care Agency, the Concord Museum, Choate Rosemary Hall School, the Longy School of Music and more. He received his undergraduate degree from Harvard University and his graduate degree from the Stonier Graduate School of Banking.  G. Keith Funston, Jr.  Mr. Funston is the owner of the Funston Antiques Company and a Director of FNX Corp.  He has served as the COO of InSite/NuStone Surfacing, Inc and CFO and President of Advanced Energy Dynamics.  His charitable involvements include serving as Board Treasurer for the Earthwatch Institute and Governor for the North Bennet Street School and prior service as a Governor for the Concord Museum and Board Treasurer for CenterHouse (Bay Cove). Keith holds a B.A. in history from Trinity College and an MBA from Wharton.  George E. McCully  Mr. McCully is a Renaissance Historian and author of Philanthropy Reconsidered. He is the creator of the Massachusetts Catalogue for Philanthropy, and serves on the board of the Ellis L. Phillips Foundation. Mr. McCully has also served on the boards of the New England Wildflower Society, Crossroads Community Foundation, and the Center for Plant Conservation. He holds an M.A. and Ph.D. from Columbia University.

For more information on the rest of our team, visit one of the links below.  William E. B. Davlin, Founder  H. Fairfax Ayres, III  Accounting and Administration

Accounting & Administration - http://www.davlinfunds.org/AccountingAdmin.html

Accounting and Administration

 Fund Accountant and Transfer Agent Mutual Shareholder Services, LLC 8000 Town Center Drive, Suite 400 Broadview Heights, OH 44147  Legal Counsel Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202-4089  Custodian Huntington National Bank 7 Easton Oval EA4E72 Columbus, OH 43219  Accountants Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy, Ste. 1100 Westlake, OH 44145

For more information on the rest of our team, visit one of the links below:  William E. B. Davlin, Founder  H. Fairfax Ayres, III  Davlin Philanthropic Fund Board of Directors

Contact - http://www.davlinfunds.org/contact.html

For Shareholders Services please contact:

Davlin Philanthropic Fund C/O Mutual Shareholder Services 8000 Town Centre Drive - Suite 400 Broadview Heights, OH 44147 1-877-Davlin-8 1-877-328-5468

For Davlin Fund Advisors please contact:

Davlin Fund Advisors 44 River Road, Suite A Wayland, MA 01778-1829 508-276-1705 BDavlin@DavlinFunds.org

FAQ’s - http://www.davlinfunds.org/faqs.html

1. You mean I can now donate to my favorite charity the money I would normally pay to the Investment Adviser?

Yes.  The Davlin Philanthropic Fund charges 1.50 percent plus any additional fees that take place when we buy other funds, like a money market fund. For FY2010, our total expense ratio was 1.56 percent. With the Davlin Philanthropic Fund, you can now pay a large portion of that fee to your favorite charity instead of your Investment Adviser. We commit up front to donating 0.50 percent of our fee to charity, plus any additional amount of the remainder that would represent a profit to the Investment Adviser. As we grow the fund and achieve the economies of scale, our goal is to donate 1.00 percent of our 1.50 percent fee to charity.

2. How does the matching program work and what is a Matching Premium?

Some or our investors, which we call Donation Matching Investors, allow their donations to be used to match other investor’s donations. We refer to the amount of the match as the Matching Premium. For example, a $2.00 Matching Premium means that for every $1.00 of donation created by our typical investor, our Donation Matching Investors will donate an additional $2.00. Please keep in mind that this Matching Premium will change both up and down over time as the ratio between Donation Matching Investors and normal investors change with contributions and redemptions. It is also worth noting that the Davlin Foundation Board of Directors will decide which charities will receive the matching funds. To give you some idea, the March 2010 donation matches ranged from as little as $99.24 to as large as $1,735.25. On the low side, there was a new investor that had only accrued $0.76 in donations for their charity, so the Board used matching funds to make it an even $100.00 donation. On the larger side, the Board used matching funds to increase a $264.75 gift up to $2,000.00 for Hands Together for Haiti after 5 of its 7 schools were destroyed in the earthquake. Most importantly, all of the individual charities that were chosen by our investors received matching donations.

3. What motivated Mr. Davlin to launch the Davlin Philanthropic Fund?

“One of my previous bosses at the Royce Funds, Tom Ebright, advised me once to take the things I love doing most in life and make them part of my job.  Tom firmly believed that this strategy would make you happy and successful as a person, father and friend.  With years of hindsight, I agree.  For me, the things that I love doing most in life are picking stocks and supporting children’s charities.  The Davlin Philanthropic Fund allows me to do both.” – Bill Davlin

4. Do I get the tax benefit for making donations?

Yes. Investors get the full tax benefit of the donations without deducting them on their tax returns.  Your donations are treated like the management fees, so the mutual fund returns are reported only AFTER the reduction of the donations and expenses.  As such, you will not pay income or capital gains taxes on your donations.  Since no taxes are paid on the donations, no further consideration is needed, or tax deduction permitted, by the shareholders. However, each investor should consult their tax specialist as to the tax impact of investing in this or any other mutual fund.

5. How many charities can I pick and can I change the charities in the future?

You can pick up to three charities from the Approved List and change your charities on an annual basis.  To change your designated charities download a Charity Change Form and e-mail it to Charities@DavlinFoundation.org

6. Can I change the percent that each charity gets from my donations?

At present, we are only structured to split your donations equally.  So if you pick two charities, each will receive 50 percent of your donations.  If you pick three charities, each will split one third of your donations.

7. What if my favorite charities are not on the Approved List?

We look toward our investors to suggest new charities.  Please read the FAQ's at the Davlin Foundation site to learn more about suggesting charities. Click Here

8. What charities are on the Approved List?

Please follow this link to the Approved List? Click Here

9. What is the criteria for a charity to get on the Approved List?

The Board of the Davlin Foundation establishes the criteria for approving charities. Please read the FAQ's at the Davlin Foundation site to learn more about the criteria. Click Here

10. What is the Davlin Foundation?

For regulatory and tax reasons, we were required to set up a 501(c)3 non-profit private foundation to control the donations to charities.  As a result, the Davlin Fund makes its donations to the Davlin Foundation and the Davlin Foundation then makes its donations to the charities.  The Foundation is run by an independent Board of Trustees. For more information, Click Here.

11. How are dividends, interest & capital gains distributed?

The Fund distributes net investment income and net gains annually, usually in December. You may either reinvest these distributions or have them mailed to you.

12. How often will statements be mailed?

Statements will be mailed quarterly, after each transaction or after any change in account registration. Tax information is mailed around Jan. 31 of the following year.

13. Where can I find the Fund’s Price or Net Asset Value (NAV)?

Until the Fund reaches 1,000 shareholders or $25 million in assets, the daily NAV will not appear in the newspapers. You may obtain the NAV on internet quote sites by typing in the ticker (DPFDX), or by calling 877-DAVLIN-8 or 877-328-5468 toll free after 4PM EST or by visiting this website.  Click Here

14. Can investors residing in foreign countries invest in the  Fund?

Yes, if they have a valid Social Security or taxpayer ID number of if they complete a W8 form available from Shareholder Services.

15. How much should I invest in the Fund?

That depends on your financial situation. Most financial advisers recommend that no more than 10-20% of your portfolio be invested in any one fund.

16. What is the minimum investment allowed?

The minimum investment for a regular account is $2,500.00. For an IRA, the minimum investment is $1,500.

17. Are there any front-end or back-end loaded fees?

This Fund is a no-load with no redemption fees, except for a 1.0% fee on redemption of shares within 90 days.

18. With whom may I speak if I have additional questions?

Please contact Shareholder Services at 877-Davlin-8 or 877-328-5468 toll free.